401(k) Savings Plan (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Savings Plan
Contribution expense under the 401(k) Plan	$ 144,000	$ 88,000	$ 208,000	$ 156,000	$ 154,000